Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited) [Abstract]
Schedule of Quarterly Results of Operations (Unaudited)
	For the Three-Month Period Ending
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Interest income	$2,409	$2,352	$2,313	$2,169
Interest expense	464	427	394	369
Net interest income	1,945	1,925	1,919	1,800
Provision for loan losses	376	578	234	179
Other income	447	390	802	637
Other expenses	2,301	2,143	2,077	2,191
Income (Loss) - before income tax expense (benefit)	(285)	(406)	410	67
Income tax (benefit) expense	(886)	(136)	137	885
Net income (loss)	$601	$(270)	$273	$(818)

Net income (loss) per share
Basic	$0.21	$(0.09)	$0.09	$(0.28)
Diluted	$0.21	$(0.09)	$0.09	$(0.28)

Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884
Cash dividends declared per common share	$-	$-	$-	$-

	For the Three-Month Period Ending
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Interest income	$2,592	$2,691	$2,588	$2,519
Interest expense	605	581	564	512
Net interest income	1,987	2,110	2,024	2,007
Provision for loan losses	67	(19)	(67)	303
Other income	449	393	469	621
Other expenses	2,208	2,260	2,325	2,241
Income - before income tax expense (benefit)	161	262	235	84
Income tax expense	-	-	-	-
Net income	$161	$262	$235	$84

Net income per share
Basic	$0.06	$0.09	$0.08	$0.03
Diluted	$0.06	$0.09	$0.08	$0.03

Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884
Cash dividends declared per common share	$-	$-	$-	$-